SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding at January 1, 2022	395,171
Granted	151,000	28,000	270,200
Exercised	171,015	9,321
Forfeited	0
Outstanding at December 31, 2022	375,156	395,171
Exercisable at December 31, 2022	119,625
Weighted-average exercise price
Outstanding at January 1, 2022	$ 5.25
Granted	8.88
Exercised	4.84
Forfeited	0
Outstanding at December 31, 2022	6.49	$ 5.25
Exercisable at December 31, 2022	$ 4.68
Weighted- average remaining contractual life (in months)
Outstanding	8 months 3 days	7 months 27 days
Granted	9 months 21 days
Exercised	5 months 15 days
Exercisable at December 31, 2022	6 months 18 days
Aggregate intrinsic value
Outstanding	$ 2,799	$ 1
Granted	$ 0
Exercisable at December 31, 2022	$ 1,108